Non-Discrimination Testing	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Nonparticipant-Directed Investment [Line Items]
Non-Discrimination Testing	NON-DISCRIMINATION TESTING The Plan Sponsor determined that the Plan passed the IRC non-discrimination testing with respect to the years ended December 31, 2025 and 2024.